Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 Seventh Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Barclays Commercial Mortgage Securities LLC, Barclays Bank PLC, Societe Generale Financial Corporation and SG Americas Securities, LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Trust 2019-CALM securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 7 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 9, 2019.

•	The phrase "LIBOR Assumption" refers to the rate of 1.75500%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 15, 2019 with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	BX 2019-CALM - Annex A1_11.14.2019 v2.xlsx (provided on November 15, 2019).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.

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•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document.

•	The phrase “Loan Agreement” refers to a signed loan agreement.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
•	The phrase “Underwritten Rent Roll” refers to a rent roll document summarizing the lease terms of the underlying tenants.

Our procedures and results thereof are as follows:

From November 1, 2019 through November 15, 2019, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933) and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

November 15, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com	4

BX Commercial Mortgage Trust 2019-CALM

Commercial Mortgage Pass-Through Certificates, Series 2019-CALM

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com	5

BX Commercial Mortgage Trust 2019-CALM
Commercial Mortgage Pass-Through Certificates, Series 2019-CALM

Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Property Name	Appraisal Report	None
2	Address	Appraisal Report	None
3	City	Appraisal Report	None
4	State	Appraisal Report	None
5	Zip Code	Appraisal Report	None
6	Year Built	Appraisal Report	None
7	Latest Renovation	Company Provided	None
8	Aggregate "As-is" Appraised Value	Appraisal Report	None
9	"As-is" Value Date	Appraisal Report	None
10	Appraised Value / Unit	Appraisal Report	None
11	Origination Date	Loan Agreement	None
12	1st Mortgage Original Balance	Loan Agreement	None
13	1st Mortgage Current Balance	Loan Agreement	None
14	1st Mortgage Balloon Balance	Loan Agreement	None
15	Assumed LIBOR	None - Company Provided	None
16	Mortgage Loan Margin	Loan Agreement	None
17	LIBOR Cap	Loan Agreement	None
18	Mortgage Loan Annual Debt Service Payment	Recalculation	None
19	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
20	First Loan Payment Date	Loan Agreement	None
21	Seasoning	Recalculation	None
22	Original Term to Maturity (Months)	Recalculation	None
23	Remaining Term to Maturity (Months)	Recalculation	None
24	Initial Maturity Date	Loan Agreement	None
25	Extension Options	Loan Agreement	None
26	Fully Extended Maturity Date	Recalculation	None
27	Future Debt Permitted	Loan Agreement	None
28	Original Prepayment Terms	Loan Agreement	None
29	Remaining Prepayment Terms	Recalculation	None
30	Partial Release Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com	6

BX Commercial Mortgage Trust 2019-CALM
Commercial Mortgage Pass-Through Certificates, Series 2019-CALM

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
31	Administrative Fee	None - Company Provided	None
32	Mortgage Loan Current LTV	Recalculation	0.10%
33	Mortgage Loan UW NOI Debt Yield	Recalculation	0.10%
34	Mortgage Loan UW NCF DSCR	Recalculation	0.01x
35	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	0.01x
36	Date of Seismic Report	Seismic Report	None
37	Seismic Firm	Seismic Report	None
38	Located in Seismic Zone (Yes/No)	Seismic Report	None
39	SEL (%)	Seismic Report	None
40	Date of Engineering Report	Engineering Report	None
41	Engineering Firm	Engineering Report	None
42	Date of Phase I Report	Environmental Report	None
43	Environmental Firm	Environmental Report	None
44	Material Recognized Environmental Concern (Y/N)	Environmental Report	None
45	Phase II Recommended (Yes/No)	Environmental Report	None
46	Date of Phase II Report	Environmental Report	None
47	Market	Appraisal Report	None
48	Submarket / Micromarket	Appraisal Report	None
49	Primary Unit of Measure	Appraisal Report	None
50	Units	Appraisal Report	None
51	Occupancy	Underwritten Rent Roll	None
52	Occupancy Date	Underwritten Rent Roll	None
53	1st Mortgage Current Balance / Unit	Recalculation	$1.00
54	UW EGI	Underwriting File	$1.00
55	UW Expenses	Underwriting File	$1.00
56	UW NOI	Underwriting File	$1.00
57	UW Replacement Reserves	Underwriting File	$1.00
58	UW NCF	Underwriting File	$1.00
59	Most Recent Financial Statement Date	Underwriting File	$1.00
60	Most Recent NCF	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com	7

BX Commercial Mortgage Trust 2019-CALM
Commercial Mortgage Pass-Through Certificates, Series 2019-CALM

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
61	2nd Most Recent Financial Statement Date	Underwriting File	$1.00
62	2nd Most Recent NCF	Underwriting File	$1.00
63	3rd Most Recent Financial Statement Date	Underwriting File	$1.00
64	3rd Most Recent NCF	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
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Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
18	Mortgage Loan Annual Debt Service Payment	A recalculation in which (i) the sum of the Assumed LIBOR and Mortgage Loan Margin, (ii) the interest accrual basis (which equals Actual/360), and (iii) the 1st Mortgage Current Balance, were multiplied.
19	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	A recalculation in which (i) the sum of the LIBOR Cap and Mortgage Loan Margin, (ii) the Interest Accrual Basis (which equals Actual/360), and (iii) the 1st Mortgage Current Balance, were multiplied.
21	Seasoning	A recalculation in which the number of monthly payments occurring between the First Loan Payment Date, through and including, the Cut-Off Date, were counted.
22	Original Term to Maturity (Months)	A recalculation in which the number of monthly payments between the First Loan Payment Date, through and including the Initial Maturity Date, were counted.
23	Remaining Term to Maturity (Months)	A recalculation in which the Seasoning was subtracted from the Original Term to Maturity (Months).
26	Fully Extended Maturity Date	A recalculation in which the Extension Options term was added to the Initial Maturity Date.
29	Remaining Prepayment Terms	A recalculation in which the Seasoning was subtracted from the Original Prepayment Terms original spread maintenance period.
32	Mortgage Loan Current LTV	A recalculation in which the 1st Mortgage Current Balance was divided by the Aggregate “As-Is” Appraised Value.
33	Mortgage Loan UW NOI Debt Yield	A recalculation in which the UW NOI was divided by the 1st Mortgage Current Balance.
34	Mortgage Loan UW NCF DSCR	A recalculation in which the UW NCF was divided by the Mortgage Loan Annual Debt Service Payment.
35	Mortgage Loan UW NCF DSCR at LIBOR Cap	A recalculation in which the UW NCF was divided by the Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
53	1st Mortgage Current Balance / Unit	A recalculation in which the 1st Mortgage Current Balance was divided by the number of Units.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 , www.pwc.com	9